Schedule of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Mar. 31, 2017
Reconciliation Of Provision Of Income Taxes [Line Items]
Current, Federal, Income tax expense (benefit)				$ 11
Federal, Income tax expense (benefit)				11
Current, State, Income tax expense (benefit)				0
Deferred, State, Income tax expense (benefit)				0
State, Income tax expense (benefit)				0
Current, International, Income tax expense (benefit)				2,028
International, Income tax expense (benefit)				2,028
Current, Total, Income tax expense (benefit)				2,039
Income tax expense (benefit), Total	$ 5,797			$ 2,039	$ 9,118
Predecessor
Reconciliation Of Provision Of Income Taxes [Line Items]
Current, Federal, Income tax expense (benefit)			$ (822)					$ (842)
Deferred, Federal, Income tax expense (benefit)			(5,543)					(2,200)
Federal, Income tax expense (benefit)			(6,365)					(3,042)
Current, State, Income tax expense (benefit)			3					17
Deferred, State, Income tax expense (benefit)			0					0
State, Income tax expense (benefit)			3					17
Current, International, Income tax expense (benefit)			5,128					9,422
International, Income tax expense (benefit)			5,128					9,422
Current, Total, Income tax expense (benefit)			4,309					8,597
Deferred, Total, Income tax expense (benefit)			(5,543)			$ (7,743)		(2,200)
Income tax expense (benefit), Total		$ 295	$ (1,234)			$ 2,012	$ 4,680	$ 6,397